GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2025
General And Administrative
GENERAL AND ADMINISTRATIVE

NOTE 11 - GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2025	2024	2023

Payroll and related expenses	$2,219	$1,733	$1,815
Share-based payment	916	126	212
Professional services	1,667	1,593	1,635
Travel expenses	113	84	61
Rent and office maintenance	158	138	139
Depreciation	6	13	20
Marketing and others	344	488	457
	$5,423	$4,175	$4,339